OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Costs [Abstract]
Cost of equipment sales	$ 2,161	$ 1,946
Merchandise for resale	271	261
Other external purchases	4,155	4,005
Employee salaries, benefits, and stock-based compensation	2,181	1,847
Total operating costs	$ 8,768	$ 8,059